Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	$ 352,153	$ 374,890
Gross benefits payable and provision for unreported claims)	5,610	5,251
Gross policyholder amounts on deposit	13,642	12,134
Gross insurance contract liabilities	371,405	392,275	$ 385,554
Reinsurance assets	(47,674)	(44,531)
Net insurance contract liabilities	$ 323,731	$ 347,744